Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (19,347,439)	$ (3,690,287)	$ (3,501,518)
Adjustments to reconcile net loss to cash (used in) operating activities:
Depreciation and amortization	788,718	797,656	693,531
Impairment loss of property, plant and equipment	2,746,026
Loss on disposal of property, plant and equipment	54,821
Ordinary shares issued for equity compensation plan	1,407,001		667,016
Preferred shares issued	9,631,962
Change in operating assets and liabilities
Accounts receivable	(95,928)	290,569	1,119,804
Inventories	(328,161)	(7,647)	(586,551)
Prepayments	1,812,656	(306,050)	(1,412,318)
Deposits	53,236	(301)	(71,188)
Other receivables	2,417	95,031	20,627
Accounts payable	275,836	(71,823)	(67,945)
Advance from customers	32,606	11	(6,364)
Other payables and accruals	549,085	(134,159)	(50,253)
Taxes payable	(12,702)	(15,081)	31,972
Net cash (used in) operating activities	(2,429,866)	(3,042,081)	(3,163,187)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from disposal of property and equipment	20,597
Purchases of property and equipment	(23,901)	(115,161)	(1,360,274)
Net cash (used in) investing activities	(3,304)	(115,161)	(1,360,274)
CASH FLOWS FROM FINANCING ACTIVITIES:
Ordinary shares issued on financing	422,000
Proceeds from shareholders’ loan	218,416
Proceeds from bank borrowings	1,245,473	36,808
Repayments of bank borrowings	(87,933)	(81,365)	(154,976)
Net cash provided by (used in) financing activities	1,797,956	(44,557)	(154,976)
EFFECT OF EXCHANGE RATE ON CASH	242	(1,020)	(3,484)
NET (DECREASE) IN CASH	(634,972)	(3,202,819)	(4,681,921)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,280,911	4,483,730	9,165,651
CASH AND CASH EQUIVALENTS AT END OF YEAR	645,939	1,280,911	4,483,730
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	46,920	16,559	18,859
Cash paid for income taxes	$ 26,477	$ 55,085	$ 125,067